EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$15,860
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	15,860

Principal Amount
	FIXED INCOME SECURITIES — 88.5%
	ARGENTINA — 1.1%
$40,000,000	Argentine Bonos del Tesoro 18.200%, 10/3/2021	486,008
	AUSTRALIA — 9.2%
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	735,963
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[1]	1,392,465
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	750,055
1,500,000	5.750%, 7/22/2024	1,294,832
		4,173,315
	BRAZIL — 2.2%
4,500,000	Brazilian Government International Bond 12.500%, 1/5/2022	983,451
	CANADA — 7.1%
500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	394,558
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,619,694
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,199,283
18,750	Sanjel Corp. 0.000%, 12/29/2167[3,4]	—
		3,213,535
	CHILE — 3.6%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	582,987
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,033,690
		1,616,677

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	COLOMBIA — 0.9%
$1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	$391,216
	FRANCE — 2.6%
1,000,000	TOTAL S.E. 2.250%, 2/26/2169[2,4,5]	1,186,241
	GERMANY — 3.5%
14,000,000	Kreditanstalt fuer Wiederaufbau 1.800% (NIBOR 3 Month + 150 basis points), 1/25/2022[6]	1,573,456
	LUXEMBOURG — 4.6%
	European Investment Bank
18,090,000,000	7.400%, 1/24/2022	1,248,012
18,000,000	6.500%, 7/7/2027	861,234
		2,109,246
	MALAYSIA — 5.3%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,411,547
	MEXICO — 5.7%
20,000,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	915,498
35,000,000	Mexican Bonos 6.750%, 3/9/2023	1,654,931
		2,570,429
	NEW ZEALAND — 4.8%
2,100,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	1,999,227
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	196,260
		2,195,487
	PERU — 4.0%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,831,200
	PHILIPPINES — 5.3%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,049,524

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	PHILIPPINES (Continued)
$67,000,000	Philippine Government International Bond 4.950%, 1/15/2021	$1,375,860
		2,425,384
	SINGAPORE — 6.6%
1,000,000	Housing & Development Board 2.420%, 7/24/2023	766,878
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,7]	743,377
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,492,322
		3,002,577
	SOUTH KOREA — 4.1%
	Export-Import Bank of Korea
60,000,000	6.750%, 8/9/2022	826,406
15,000,000,000	7.250%, 12/7/2024	1,035,925
		1,862,331
	SWEDEN — 0.9%
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[2,5]	408,135
	UNITED KINGDOM — 0.8%
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	375,289
	UNITED STATES — 16.2%
1,000,000	Barrick North America Finance LLC 5.750%, 5/1/2043	1,500,779
26,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	1,839,812
35,000,000	International Bank for Reconstruction & Development 3.125%, 9/25/2020	713,518
	International Finance Corp.
74,000,000	8.250%, 6/10/2021	1,015,846
56,000,000	5.850%, 11/25/2022	768,591

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES (Continued)
$1,000,000	Newmont Corp. 6.250%, 10/1/2039	$1,527,064
		7,365,610
	TOTAL FIXED INCOME SECURITIES
	(Cost $43,336,803)	40,181,134
	SHORT-TERM INVESTMENTS — 8.3%
3,739,346	UMB Money Market Fiduciary, 0.010% [8]	3,739,346
	Total Short-Term Investments
	(Cost $3,739,346)	3,739,346
	TOTAL INVESTMENTS — 96.8%
	(Cost $48,661,379)	43,936,340
	Other Assets in Excess of Liabilities — 3.2%	1,453,175
	TOTAL NET ASSETS — 100.0%	$45,389,515

LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,392,465, which represents 3.07% of Net Assets.
[2]Callable.
[3]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security.
[6]Floating rate security.
[7]Step rate security.
[8]The rate is the annualized seven-day yield at period end.